Non-Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Member]
Non-Financial Assets [Line Items]
Advance payment		₩ 109,743	₩ 93,279
Prepaid Expense		251,715	228,142
Miscellaneous Non-Financial Assets [Abstract]
Tax refund receivables		89,762	30,959
Greenhouse gas emissions rights		135,211	145,105
Other quick assets	[1]	167,561	134,375
Miscellaneous Non-Financial Assets	[2]	392,534	310,439
Non-Financial Assets		753,992	631,860
Other Noncurrent Assets [Member]
Non-Financial Assets [Line Items]
Advance payment		43,872	71,238
Prepaid Expense		90,118	78,066
Miscellaneous Non-Financial Assets [Abstract]
Tax refund receivables		1,940	2,188
Other quick assets	[1]	110,888	30,297
Miscellaneous Non-Financial Assets	[2]	112,828	32,485
Non-Financial Assets		₩ 246,818	₩ 181,789

[1]	The Company has recognized ￦92,128 million of shares in Orano Expansion (formerly, AREVA NC Expansion) as non-current non-financial assets.
[2]	Details of others as of December 31, 2016 and 2017 are as follows: